S000031359 [Member] Expense Example, No Redemption - Columbia Capital Allocation Conservative Portfolio	Jan. 31, 2026 USD ($)
Columbia Capital Allocation Conservative Portfolio Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 567
Expense Example, No Redemption, 3 Years	765
Expense Example, No Redemption, 5 Years	980
Expense Example, No Redemption, 10 Years	1,596
Columbia Capital Allocation Conservative Portfolio Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	173
Expense Example, No Redemption, 3 Years	538
Expense Example, No Redemption, 5 Years	927
Expense Example, No Redemption, 10 Years	1,820
Columbia Capital Allocation Conservative Portfolio Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	226
Expense Example, No Redemption, 5 Years	394
Expense Example, No Redemption, 10 Years	$ 882